TFS Hedged Futures Fund
RISK/RETURN SUMMARY TFS HEDGED FUTURES FUND
INVESTMENT OBJECTIVE
TFS HEDGED FUTURES FUND (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	TFS Hedged Futures Fund TFS Hedged Futures Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on shares redeemed within 90 days of purchase)	2.00%
Exchange Fee	none
Wire Transfer Fee	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TFS Hedged Futures Fund TFS Hedged Futures Fund Shares
Management Fees		2.00%
Distribution (12b-1) Fees		none
Other Expenses - Other Expenses of the Fund	[1]	0.66%
Other Expenses - Expenses of the Subsidiary	[1]	0.09%
Total Annual Fund Operating Expenses		2.75%
Less Management Fee Reductions	[2]	(0.45%)
Total Annual Fund Operating Expenses after Management Fee Reductions		2.30%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund's other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 2.30% of the Fund's average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 2.30% limit. Ordinary operating expenses include all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser's right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
TFS Hedged Futures Fund TFS Hedged Futures Fund Shares	233	718

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. In addition, the Fund expects to invest a significant percentage of its assets in derivative instruments and instruments with maturities of one year or less. These instruments, based on industry practice, are not included in the calculation of the Fund’s portfolio turnover rate and if these instruments were included in the calculation, the Fund would have a high turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

Techniques for Generating Capital Appreciation – TFS Capital LLC (the “Adviser”) seeks to generate capital appreciation for the Fund by primarily entering into both long and short positions in futures contracts. The Fund will invest in these instruments either directly or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. The Adviser may enter into long and short positions in any type of futures contract and may invest without geographic limitations, including in emerging markets. The Adviser will generally enter into positions based on the output of its proprietary models (see “Quantitative Investment Models” below). The Adviser generally expects the Fund’s portfolio to be allocated across the major categories of futures contracts (e.g., commodities, currencies, fixed income and equities) but is not limited to these categories. The Fund may overweight certain sectors compared to others because the Adviser seeks best investment opportunities regardless of sector. In addition, the Fund may have exposure to equity securities of any market capitalization. The Fund is non-diversified and may hold a greater percentage of its assets in a particular position than a diversified fund.

Use of Leverage - The Fund may utilize leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging may cause volatility in the Fund’s net asset value (“NAV”). The Fund does not intend to continuously use leverage as part of its principal investing strategy. Rather, the Fund will strategically use leverage at the discretion of the Adviser. When the Fund uses leverage the Adviser will set aside liquid assets or purchase other securities that have the economic effect of covering the relevant investment. For example, when the Fund purchases a futures contract it can satisfy the coverage requirement by selling short the underlying instrument at a price equal to the Fund’s purchase obligation. The relevant asset coverage requirements will be calculated daily and, as necessary, adjusted to ensure continuous asset coverage.

Portfolio Construction - The Adviser will structure the Fund’s portfolio in an effort to strategically manage risk and volatility. More specifically, the Adviser will generally select long and short positions that are, in part, chosen in an effort to hedge each other and thereby reduce market risks. Despite an intention to hedge some market risk, the Fund may still have concentrated exposure to different asset classes and has no stated restrictions in regard to asset class exposure.

The Adviser expects to maintain both long positions and short positions in the Fund. The Adviser believes that this portfolio composition may result in more consistent performance in comparison to funds that take substantially more market risk by concentrating the portfolio exclusively in long or short positions. Although the Adviser generally intends to follow these operating guidelines it may deviate from them in an effort to achieve the Fund’s investment objective.

When taking into account the derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 500%).

Collateral – In addition to complying with any collateral requirements set by brokers, the Fund will maintain a segregated account with its custodian of cash or high-grade securities in order to collateralize its short sales and futures positions as required by current Securities and Exchange Commission (“SEC”) or staff interpretations. As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, Non-U.S. Government bonds, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs. The Fund will modify its asset segregation policies as necessary to ensure compliance with any changes in the positions taken by the SEC or its staff.

Types of Securities Utilized –The Fund will primarily invest in futures contracts and futures-related instruments from global developed and emerging markets including, but not limited to, equity index futures, currency forwards, commodity futures, and fixed income futures. These are referred to as “derivative” instruments since their values are based on (“derived from”) the value of an underlying asset, reference rate, index or some other variable. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund may enter into forward foreign currency contracts to buy or sell a country’s currency at a specific price on a specific date for a specific exchange rate on a given day. The Fund intends to invest in futures-related instruments directly and indirectly through a wholly-owned Subsidiary, as described below. Certain of the Fund’s derivative investments may be traded in the over-the-counter market. The Fund may also enter into swap agreements including, but not limited to, interest rate swaps, cross currency swaps, commodity swaps, total return swaps and credit default swaps. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future (which may extend beyond a year).

Quantitative Investment Models –The Adviser utilizes a quantitative and objective investment decision-making process to select individual securities for the Fund. The Adviser has developed proprietary models that are intended to predict future performance of individual securities futures contracts. These models were developed through extensive historical analysis of potential predictive factors. Once an investment opportunity is identified, the Adviser will purchase long positions that it expects to rise in value and will sell short securities that it expects to fall in value or it may purchase long positions that it expects to outperform its short positions. The size of the position will vary depending upon the Adviser’s determination of investment merit and associated risk of such investment. The models utilized by the Adviser may include fundamental or technical factors, as well as macro-economic indicators. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Frequent Position Rebalancing – Each quantitative model developed by the Adviser is designed to rebalance based upon predetermined quantitative criteria. Consequently, not all models will necessarily rebalance at the same time. Given that multiple models may dictate trading decisions on a portion of the overall portfolio, different portions of the portfolio may rebalance at different time intervals. Moreover, the share of the overall portfolio assigned to each model may change over time resulting in more or less frequent rebalancing. It should be noted that although the models are designed to rebalance based upon predetermined criteria, the Adviser may open and close positions, at its sole discretion, and will frequently make timing adjustments for operational and other reasons. The models are generally designed to rebalance on a periodic basis. At each interval, each individual model will rank securities based on future expected performance and this information will assist the Adviser in rebalancing the portfolio. Typically, rebalancing results in the Adviser selling, or covering in the case of short positions, only a small portion of the Fund’s portfolio holdings and replacing them with new securities. The Adviser believes that there are significant benefits to frequently evaluating its models and rebalancing the Fund’s portfolio as suggested by the models. The Fund may also rebalance for operational reasons (e.g., to maintain its desired exposure when securities are reaching expiration or settlement).

Investments in Subsidiary – The Fund intends to purchase securities through a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The purpose of the Subsidiary is to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. By investing in commodity-linked financial instruments indirectly through the Subsidiary, the Fund will obtain exposure to the commodities market within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). If the Fund invested directly in commodity-linked derivatives (i.e. not through the Subsidiary) the income from these investments may not be treated as qualifying income” for purposes of the 90% income requirement. The Fund expects to rely on an opinion of its counsel, Sullivan & Worcester, LLP, as to whether income from the Fund’s investment in the Subsidiary will constitute “qualifying income” for purposes of Subchapter M.

The Subsidiary will invest primarily (long and short) in commodity-linked financial instruments but is not limited to commodity-linked instruments. Such commodity-linked financial instruments may include commodity futures, options, and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments. The Subsidiary’s investments in commodities may include crude oil, heating oil, gasoline, natural gas, aluminum, copper, lead, nickel, uranium, zinc, gold, silver, wheat, corn, soybeans, cotton, sugar, cocoa, cattle and hogs but may also include other commodities. The Adviser will consider whether it is more advantageous to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would in turn purchase and hold commodity-linked financial instruments such as futures contracts, swaps or options. As a result, the level of the Fund’s investments in its Subsidiary will vary based on the Adviser’s use of certain securities whose income may not be treated as qualifying income for purposes of the 90% income requirement. Because the Fund may invest a substantial portion of its assets (up to 25% of its total assets) in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Fund in this Prospectus may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. To the extent the Subsidiary invests in commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund’s transactions in derivatives under the 1940 Act. The Fund is and will continue to be the sole shareholder of the Subsidiary.

PRINCIPAL RISKS

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. The investment strategies used by the Fund are highly speculative and involve a high degree of risk. Below are the principal risks of an investment in the Fund.

Commodities Risk – The value of commodity-linked investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs and international, political and regulatory developments. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Credit Default Swap Risk – Credit default swaps may increase credit and counterparty risk (depending on whether the Fund is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Fund is the seller may require that the Fund liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Derivatives Risk – The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

The percentage of the Fund’s assets invested in derivatives will fluctuate but collectively could represent economic exposure of 50% or more of the total assets of the Fund. Accordingly, the Fund and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

In addition, the Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Emerging Market Risk – An investment in emerging market securities exposes the Fund to greater foreign investment risks. See “Foreign Investing Risks” for additional information.

Fixed Income Security Risk – Fixed income securities are subject to the risk that the issuer of the security may not be able to make principal and interest payments when due. Changes in economic conditions or other circumstances may reduce the ability of an issuer to make payments and affect the value of a fixed income security. Changes in an issuer’s credit rating or perceptions of an issuer’s creditworthiness may also affect the value of a fixed income security. Fixed income securities are also subject to interest rate risk, which is the risk that their prices will generally increase when interest rates decline and decrease when interest rates increase. Fixed income securities issued by the U.S. Government are subject to the risk that certain obligations may be backed only by the credit of the agency issuing such security but are not backed by the full faith and credit of the U.S. Government.

Foreign Currency Risk – The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. Trading of foreign currencies also includes the risk of clearing and settling trades, which may be difficult in volatile markets.

Foreign Investing Risk – Foreign stock markets can be volatile and stock prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Forward and Futures Contract Risk – The successful use of forward and futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

•	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;
•	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;
•	losses caused by unanticipated market movement, which are potentially unlimited;
•	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;
•	the possibility that a counterparty will default in the performance of its obligations;
•	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;
•	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and
•	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Geographic Risk – To the extent the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund maintained wide geographic diversity. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Hedging Risk – The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the instruments being hedged. The use of hedging strategies will not eliminate all risks associated with the Fund’s portfolio. Hedging strategies can entail significant transactional costs for the Fund.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to increased transactional costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Investment Model and Computer Software Risk – The Adviser relies heavily on quantitative investment models to assist with security selection. Given this investment process and the high rate of trading in the Fund’s portfolio, the Adviser seeks out opportunities to gain efficiencies by automating the investment process. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate securities as needed for portfolio rebalancing and execute the trades on behalf of the Fund. The Adviser's extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s net asset value. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and selection process to correctly identify and execute the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses.

Margin Risk – The Fund may hold securities that are subject to collateral requirements at various executing brokers. These collateral requirements may change at the discretion of the brokers, the exchanges through which the securities are traded or through regulatory requirements. Changes to collateral requirements, especially emergency adjustments that are done in response to market volatility, may force the Fund to sell certain securities on short notice for non-investment related reasons. If the Fund is forced to sell securities over a short period of time it may result in unfavorable execution prices and unfavorable investment results.

Market Risk – The risk of losing money due to general market movements is called market risk. Factors such as domestic and foreign economic growth and market conditions, interest rates and political events may affect the securities and derivatives markets. Markets can be extremely volatile and tend to move in cycles with periods of falling and rising prices.

Non-Diversification Risk – The Adviser may enter into long and short positions in any type of futures contract and may invest without geographic limitations, including in emerging markets. As such, a relatively high percentage of the Fund’s assets may be invested in instruments of a particular category of futures contracts or in a particular sector. When investing in equity-related instruments, the Fund may, in effect, concentrate exposure to a limited number of companies or to companies that have similar characteristics or market capitalizations. Given the potential for sector risk, the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

Regulatory Change Risk – Recently the Commodity Futures Trading Commission (“CFTC”) proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CTFC. Moreover, various government agencies have contemplated policy changes that may restrict the Fund’s ability to enter into short-sale transactions. These changes, and others that may be implemented, could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

Sector Risk – To the extent the Fund invests a significant portion of its assets in any one sector, the Fund will be subject to greater risk of loss or volatility than if the Fund maintained wide sector diversity. Sector concentration exposes the Fund to the risk that if a negative event impacts an entire sector the price of the Fund’s securities in that sector will likely fall in price.

Short Sale Risk – Short sales are transactions in which the Fund sells a security it does not own. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. The Fund may terminate (or “close”) a short position by purchasing the security or derivative in a quantity equal to the amount sold short. The price at the time a position is closed may be higher or lower than the price at which the security or derivative was sold by the Fund. If the underlying security or derivative goes up in price during the period in which the short position is open, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The Fund’s short positions are inherently more risky than its long positions. With an un-leveraged long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, theoretically, there is no limit on the amount of losses that the Fund could incur with respect to securities sold short. Moreover, short selling may result in increased transaction costs associated with entering into short position in comparison to a fund that does not engage in short selling.

Taxation Risk – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. To do so the Fund must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund will therefore restrict its direct investment in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund’s investment in the Subsidiary (see below) is expected to provide the Fund with the majority of its exposure to the commodities markets. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in such commodities will be passed through to the Fund as ordinary income, which will be taxed at less favorable rates than capital gains.

Changes in the tax laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Fund and its shareholders.

Transaction Cost Risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of trading, the Fund may incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

Wholly-Owned Subsidiary Risk –The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_hedged _futures_mutual_fund.asp or by calling 1-888-534-2001.